SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2022
SEGMENT REPORTING
Summary information by segment for the years
	For the six months ended June 30, 2022 (Unaudited)
			Technological	Tailored
	Joint	Overseas	consulting for	job
	Education	study	smart campus	readiness
	Programs	consulting	solutions	services	Total
Revenue	$2,147,608	$329,678	$166,641	$93,483	$2,737,410
Cost of revenue	(142,006)	(86,605)	(177,816)	(46,236)	(452,663)
Gross profit	2,005,602	243,073	(11,175)	47,247	2,284,747

Operating expenses	(627,327)	(96,301)	(48,677)	(27,307)	(799,612)
Income (Loss) from operation	1,378,275	146,772	(59,852)	19,940	1,485,135

Depreciation and amortization	5,807	891	451	253	7,402
Capital expenditure	-	-	-	-	-

Total assets	44,257,798	6,793,988	3,434,129	1,926,493	56,412,408
Total liabilities	$1,184,870	$181,889	$91,939	$51,576	$1,510,274
		For the six months ended June 30, 2021 (Unaudited)
		Technological
		consulting for	Tailored
	Joint	“smart	job	Overseas
	education	campus”	readiness	study
	programs	solutions	services	consulting	Total
Revenue	$1,420,418	$338,003	$66,097	$26,033	$1,850,551
Cost of revenue	(227,653)	(189,601)	(41,057)	(18,416)	(476,727)

Gross profit	1,192,765	148,402	25,040	7,617	1,373,824
Operating expenses	(822,863)	(195,809)	(38,291)	(15,081)	(1,072,044)

Income (loss) from operation	369,902	(47,407)	(13,251)	(7,464)	301,780

Depreciation	8,298	1,974	386	152	10,810

Capital expenditure	2,686	640	125	49	3,500

Total assets	32,463,578	7,725,040	1,510,643	594,983	42,294,244

Total liabilities	$908,443	$216,173	$42,273	$16,650	$1,183,539